PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Cost	$ 43,896	$ 43,622
Accumulated depreciation	29,660	28,622
Deprecated cost	14,236	15,000
Depreciation	6,406	4,635	$ 3,704
Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	19,711	18,871
Accumulated depreciation	16,037	14,408
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	11,856	14,316
Accumulated depreciation	8,239	11,164
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,568	1,510
Accumulated depreciation	589	535
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	3,039	3,039
Accumulated depreciation	1,453	1,230
Security As Service [Member]
Property, Plant and Equipment [Line Items]
Cost	7,722	5,886
Accumulated depreciation	$ 3,342	$ 1,285